Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	September 30,	December 31,
	2017	2016
Office equipment	$135,897	$167,088
Furniture and fixtures	456	456
Aircraft	6,015,505	6,015,505
Total	6,151,858	6,183,049
Accumulated depreciation	(424,531)	(249,109)
Property and equipment, net	$5,727,327	$5,933,940

	December 31,	December 31,
	2016	2015
Office equipment	$168,055	$131,389
Furniture and fixtures	456	456
Leased Aircraft	6,015,505	-
Total	6,184,016	131,845
Accumulated depreciation	(249,109)	(14,447)
Property and equipment, net	$5,934,907	$117,398